UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011
Check here if Amendment  [x];  Amendment Number:1
This Amendment (check only one): 	[X] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Kathleen Tecson-Cook
Title:  Manager of Compliance & Administration
Phone:  416-362-4725
Signature, Place and Date of Signing:

Kathleen Tecson-Cook,	Toronto, Ontario, July 28, 2011

Report Type (Check only one):
[ ]	13F Holdings Report
[ ]	13F Notice
[X]	13F Combination Report

List of other managers reporting for this manager:

1.	028-01190 Frank Russell Company

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		51
Form 13F Information Table Value Total:	        $604,725(x 1000)



List of Other Included Managers: None

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM             88579Y101     610   6424     SH       SOLE         	  6424
AbitibiBowater Inc.            COM             003687209  183481   8322176  SH       SOLE         	  8322176
Allegiant Travel Co.           COM             01748X102    6477   129540   SH       SOLE        	  129540
Amdocs Ltd.                    COM             G02602103    7874   262474   SH       SOLE         	  262474
Archer-Daniels-Midland Co.     COM             039483102    4937   164579   SH       SOLE       	  164579
AT&T Inc.                      COM             00206R102   18166   586026   SH       SOLE                 586026
Avon Products Inc.             COM             054303102   10462   373647   SH       SOLE        	  373647
Baxter International Inc.      COM             071813109   11648   194134   SH       SOLE         	  194134
Best Buy Co. Inc.              COM             086516101   10795   348231   SH       SOLE       	  348231
Bristol-Myers Squibb Co.       COM             110122108    1743   60126    SH       SOLE       	  60126
Cal-Maine Foods Inc.           COM             128030202    8239   257469   SH       SOLE                 257469
Chevron Corp.                  COM             166764100   10458   101539   SH       SOLE        	  101539
Conagra Foods Inc.             COM             205887102   13945   536384   SH       SOLE         	  536384
ConocoPhillips                 COM             20825C104   18117   241567   SH       SOLE        	  241567
CVS Caremark Corp.             COM             126650100    9180   241594   SH       SOLE       	  241594
Dell Inc.                      COM             24702R101    4727   866329   SH       SOLE      		  866329
Devon Energy Corp.             COM             25179M103    1570   19875    SH       SOLE     		  19875
Diamond Offshore Drilling Inc. COM             25271C102    8541   122028   SH       SOLE      		  122028
Dow Chemical Co. Common        COM             260543103     317   8827     SH       SOLE     		  8827
Du Pont (E.I.) De Nemours      COM             263534109    7099   131468   SH       SOLE      		  131468
Exxon Mobil Corp.              COM             30231G102    1143   14113    SH       SOLE        	  14113
F.N.B. Corp.                   COM             302520101   10035   1003587  SH       SOLE         	  1003587
GAP Inc.                       COM             364760108    8584   476904   SH       SOLE      		  476904
Garmin Ltd.                    COM             H2906T109    4660   141226   SH       SOLE        	  141226
General Electric Co.           COM             369604103     380   20041    SH       SOLE      		  20041
Hewlett-Packard Co.            COM             428236103    7230   200850   SH       SOLE    		  200850
IBM                            COM             459200101     537   3126     SH       SOLE      		  3126
Intel Corp.                    COM             458140100   19008   864045   SH       SOLE      		  864045
Investment Technology Group    COM             46145F105   10508   750614   SH       SOLE      		  750614
Johnson & Johnson              COM             478160104   12112   180784   SH       SOLE                 180784
Kimberly-Clark Corp.           COM             494368103   16798   250728   SH       SOLE      		  250728
Kroger Co.                     COM             501044101    9855   394223   SH       SOLE     		  394223
Lexmark International Inc.     COM             529771107    3604   124300   SH       SOLE      		  124300
Medtronic Inc.                 COM             585055106   14453   370599   SH       SOLE      		  370599
Merck & Co. Inc.               COM             58933Y105    5897   168486   SH       SOLE                 168486
Microsoft Corp.                COM             594918104   21171   814304   SH       SOLE     		  814304
Molson Coors Brewing Co. - B   COM             60871R209   10211   226920   SH       SOLE     		  226920
National Semiconductor Corp.   COM             637640103   23225   929009   SH       SOLE     		  929009
Pfizer Inc.                    COM             717081103     299   14269    SH       SOLE       	  14269
PNC Financial Services Group   COM             693475105   10299   171657   SH       SOLE      		  171657
Portland General Electric Co.  COM             736508847    7479   299199   SH       SOLE      		  299199
PPL Corp.                      COM             69351T106   11614   414818   SH       SOLE        	  414818
Procter & Gamble Co.           COM             742718109     933   14593    SH       SOLE                 14593
RadioShack Corp.               COM             750438103   10482   806327   SH       SOLE      		  806327
Reinsurance Group of America   COM             759351604     7823  128250   SH       SOLE  		  128250
State Street Corp.             COM             857477103    10473  232742   SH       SOLE      		  232742
U.S. Bancorp.                  COM             902973304      261  10053    SH       SOLE     		  10053
Waste Management Inc.          COM             94106L109     4545  122862   SH       SOLE    		  122862
Wellpoint Inc.                 COM             94973V107    11734  148535   SH       SOLE    		  148535
Wells Fargo Co.                COM             949746101      551  19705    SH       SOLE   		  19705
